Other assets (Details) - MXN ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Other assets
Credit card operating balances	$ 1,597	$ 1,297
Insurance commission receivables	1,053	976
Prepayments	793	660
Other	5,666	3,402
Other assets, Total	$ 9,109	$ 6,335